Supplement dated June 16, 2004*
       to the Prospectuses and Statements of Additional Information dated
                                 April 30, 2004

                                                                                                   Prospectus           SAI
Product Name                                                                                         Form #           Form #
American Express Retirement Advisor Advantage(R) Variable Annuity/
     American Express Retirement Advisor Select Variable Annuity(R)                              S-6406 G (4/04)  S-6325 A (4/04)

American Express Retirement Advisor Advantage Variable Annuity(R) - Band 3                       S-6407 E (4/04)  S-6325 A (4/04)

American Express Retirement Advisor Advantage Plus(SM) Variable Annuity/
     American Express Retirement Advisor Select Plus(SM)/ Variable Annuity                       S-6273 C (4/04)  S-6325 A (4/04)


At a special meeting of the AXP Variable Portfolio Funds' shareholders held on June 9, 2004, the merger of AXP(R) Variable Portfolio - Blue Chip Advantage Fund and AXP(R) Variable Portfolio - Stock Fund into the AXP(R) Variable Portfolio - Capital Resource Fund was approved. The merger is expected to take place on July 9, 2004. Upon the merger, AXP(R) Variable Portfolio - Capital Resource Fund will change its name to AXP(R) Variable Portfolio - Large Cap Equity Fund.




S-6406-3 A (6/04)

* Valid until next prospectus update.
Destroy May 1, 2005